Supplement to the
Fidelity Advisor
International
Small Cap
Opportunities Fund
Class A, Class T, Class B, and Class C
July 20, 2005
Prospectus

The following information replaces similar information found on the front cover of the prospectus.

Class A

(Fund 1481, CUSIP 315910612)

Class T

(Fund 1484, CUSIP 315910570)

Class B

(Fund 1482, CUSIP 315910596)

Class C

(Fund 1483, CUSIP 315910588)

AILS-05-01 August 17, 2005
1.820236.100